Appendix III (Tables)	12 Months Ended
Dec. 31, 2020
Appendix III
Schedule of changes in other intangible assets

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	31/12/2019	Additions	combinations	Transfers	Disposals	differences	31/12/2020

Development costs	435,339	35,301	265,571	—	—	(34,821)	701,390

Concessions, patents, licenses brands & similar	229,997	16,174	5	(6)	—	(18,147)	228,023

Computer software	258,597	27,939	2,229	3,963	(11)	(13,066)	279,651

Currently marketed products	1,092,834	—	—	—	—	(88,169)	1,004,665

Other intangible assets	178,359	3,118	—	(399)	(10,233)	(14,201)	156,644

Total cost of intangible assets	2,195,126	82,532	267,805	3,558	(10,244)	(168,404)	2,370,373

Accum. amort. of development costs	(103,531)	(23,810)	—	—	—	1,466	(125,875)

Accum. amort of concessions, patents, licenses, brands & similar	(43,656)	(8,221)	—	(1,732)	—	2,412	(51,197)

Accum. amort. of computer software	(143,806)	(19,198)	—	(9,833)	12	5,701	(167,124)

Accum. amort. of currently marketed products	(322,119)	(37,739)	—	—	—	27,890	(331,968)

Accum. amort. of other intangible assets	(80,836)	(6,844)	—	9,389	214	6,647	(71,430)

Total accum. amort intangible assets	(693,948)	(95,812)	—	(2,176)	226	44,116	(747,593)

Impairment of other intangible assets	(67,644)	(2,977)	—	—	—	5,492	(65,130)

Carrying amount of intangible assets	1,433,534	(16,257)	267,805	1,382	(10,018)	(118,796)	1,557,650

		(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statements

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2019

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	31/12/2018	Additions	combinations	Transfers	Disposals	differences	31/12/2019

Development costs	377,312	53,847	—	—	(591)	4,771	435,339

Concessions, patents, licenses brands & similar	196,410	26,222	2,587	293	—	4,485	229,997

Computer software	234,423	21,846	17	(518)	(105)	2,934	258,597

Currently marketed products	1,071,827	—	—	—	—	21,007	1,092,834

Other intangible assets	174,768	8	(365)	516	(5)	3,437	178,359

Total cost of intangible assets	2,054,740	101,923	2,239	291	(701)	36,634	2,195,126

Accum. amort. of development costs	(90,107)	(13,357)	—	—	—	(67)	(103,531)

Accum. amort of concessions, patents, licenses, brands & similar	(36,760)	(6,386)	—	—	—	(510)	(43,656)

Accum. amort. of computer software	(126,653)	(15,963)	—	(278)	60	(972)	(143,806)

Accum. amort. of currently marketed products	(278,795)	(38,040)	—	—	—	(5,284)	(322,119)

Accum. amort. of other intangible assets	(70,553)	(8,144)	—	(763)	—	(1,376)	(80,836)

Total accum. amort intangible assets	(602,868)	(81,890)	—	(1,041)	60	(8,209)	(693,948)

Impairment of other intangible assets	(66,335)	—	—	—	—	(1,309)	(67,644)

Carrying amount of intangible assets	1,385,537	20,033	2,239	(750)	(641)	27,116	1,433,534